Fair Value of Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value On Recurring Basis (Details) - BigToken Inc [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total assets		$ 64,000	$ 20,000
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level1) [Member]
Total assets		64,000	20,000
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Total assets
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level3) [Member]
Total assets
Fair Value, Measurements, Recurring [Member] | Marketable Securities [Member]
Total assets		64,000	20,000
Fair Value, Measurements, Recurring [Member] | Marketable Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level1) [Member]
Total assets		64,000	20,000
Fair Value, Measurements, Recurring [Member] | Marketable Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Total assets
Fair Value, Measurements, Recurring [Member] | Marketable Securities [Member] | Significant Unobservable Inputs (Level3) [Member]
Total assets